Finance costs and finance income - Unobservable valuation inputs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Finance costs and finance income
Annual average of future sales of mineral	$ 275,865	$ 224,288
Useful life of mining properties	14 years	14 years
Pre-tax Discount rate (%)	12.73%	12.04%